Note 11 - Deposits - Certificate Maturities (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Remaining term to maturity	$ 102,399	$ 126,608
Total certificates, weighted average rate	1.14%	1.84%
One to Six Months [Member]
Remaining term to maturity	$ 37,165	$ 43,447
Total certificates, weighted average rate	1.24%	1.88%
Seven to Twelve Months [Member]
Remaining term to maturity	$ 39,063	$ 39,074
Total certificates, weighted average rate	0.97%	1.63%
Thirteen to Thirty Six Months [Member]
Remaining term to maturity	$ 23,604	$ 41,753
Total certificates, weighted average rate	1.25%	2.00%
Over Thirty Six Months [Member]
Remaining term to maturity	$ 2,567	$ 2,334
Total certificates, weighted average rate	1.21%	1.71%